Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan
Accounts Notes And Loans Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments	3 years		3 years
Allowance for loan losses	$ 13,134	$ 13,305
Proceeds from payoff on previously charged-off loans		1,303
Number of days past due for loans to be considered as nonperforming	90 days
Reasonable period for nonperforming TDRs to be returned to performing status	6 months
Number of days reaching where loans are considered for nonaccrual status	90 days
Conditions where loans are considered for nonaccrual status	A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Gross interest income recorded on nonaccrual loans	$ 712	701	$ 1,761
Interest income on nonaccrual loans recognized on cash basis	$ 139	$ 1,138	$ 766
Defaulted loans | SecurityLoan	0	0	1
Total loans modified and considered TDRs			$ 107
Impaired loans	greater than $350
Foreclosed assets	$ 16	$ 37
Allowance for loan losses recorded for acquired loans	126	175
Residential Mortgage [Member]
Accounts Notes And Loans Receivable [Line Items]
Foreclosed assets	16
Residential mortgages in process of foreclosure	239	710
TDRs [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses	$ 169	$ 278	286
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Decreases allowance for loans			$ (625)
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses look back period			3 years
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses look back period			3 years
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses look back period			3 years